Financial Instruments - Fair value measurements on a recurring basis (Table) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Total	$ 17,266
Fair Value, Inputs, Level 2 [Member]
Total	17,266
Currency Swap (100,000) [Member]
Cross Currency SWAP - asset position	14,846
Currency Swap (100,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - asset position	14,846
Currency Swap (120,000) [Member]
Cross Currency SWAP - asset position	2,040
Currency Swap (120,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - asset position	2,040
Currency Swap (30,000) [Member]
Cross Currency SWAP - asset position	380
Currency Swap (30,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - asset position	$ 380